Schedule II (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Oct. 31, 2013	Dec. 31, 2012
Successor [Member] | Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts and Reserves (Details) - Valuation and Qualifying Accounts and Reserves [Line Items]
Balance at beginning of period	$ 0	$ (10.1)
Charges to costs and expense	(0.3)	(1.2)
Deductions from reserves	0.6	0.9
Other	(10.4)	0.8
Balance at end of period	(10.1)	(9.6)
Successor [Member] | Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts and Reserves (Details) - Valuation and Qualifying Accounts and Reserves [Line Items]
Balance at beginning of period	0	(15.8)
Charges to costs and expense	0.9	(2.0)
Deductions from reserves	0	0
Other	(16.7)	(1.9)
Balance at end of period	(15.8)	(19.7)
Predecessor [Member] | Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts and Reserves (Details) - Valuation and Qualifying Accounts and Reserves [Line Items]
Balance at beginning of period			(8.8)	(8.7)
Charges to costs and expense			(2.1)	(1.7)
Deductions from reserves			0.6	1.7
Other			(0.1)	(0.1)
Balance at end of period			(10.4)	(8.8)
Predecessor [Member] | Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts and Reserves (Details) - Valuation and Qualifying Accounts and Reserves [Line Items]
Balance at beginning of period			(41.4)	(34.5)
Charges to costs and expense			(3.6)	(6.9)
Deductions from reserves			0	0
Other			0	0
Balance at end of period			$ (45.0)	$ (41.4)